Accounts Receivable - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Allowance For Expected Credit Losses [Abstract]
Beginning	$ 1,671,060	$ 648,653
Provision for expected credit losses		1,038,148
Exchange rate difference	(136,631)	(15,741)
Ending	$ 1,534,429	$ 1,671,060